STEVENS & LEE

LAWYERS & CONSULTANTS

111 N. Sixth Street
Reading, PA  19601
(610) 478-2000 Fax (610) 376-5610
www.stevenslee.com

Direct Dial:

(610) 478-2167

                                                                                                                    Email:           tfd@stevenslee.com

Direct Fax:

(610) 988-0828

July 30, 2013

Securities and Exchange Commission

EDGAR Filing

Re:  The DMS Funds
ICA File 811-22706

Ladies and Gentlemen:

We are counsel to the above referenced investment company.  The Fund filed a new Prospectus and Statement of Additional Information under Rule 485(a) on July 24, 2013, to add a new Class I to the Poland Large Cap Index Fund.  The Staff of the Commission has provided comments on this filing and suggested certain revisions by telephone call to the undersigned.  The Fund is filing another amendment under Rule 485(a) to address these issues. The changes as filed are responsive to the comments of the Staff, as follows:

1.

The Annual Fund Operating Expenses table and  the “Example” section on page 2 has been revised by the Fund to change the waiver and reimbursement commitment as to the Poland fund, as compared to the previous series filed by DMS.  The numbers in the expense example have been corrected.

2.

A revised Schedule A to the advisory agreement is being filed as an exhibit to be consistent with the changes reflected in 1 above.

3.

Language has been added under “Single Country (Poland) Risk” on page 5 to provide more specific examples of potential risks.

4.

Language has been added in “Foreign Tax and Regulatory Risk” on page 11 to provide more specific information on Polish laws that may apply.

5.

On page 14 of the SAI, a new subheading has been added for “Portfolio Manager.”

6.

Language has been added to the second paragraph under Portfolio Manager on page 14 of the SAI to more specifically refer to conflicts of interest.

7.

The Fund has confirmed that no fees have been to any Trustees to date.  No fees are anticipated to be paid to Trustees until the Fund reaches a sufficient asset size in the future, and the Fund does not know when that will be.  The DMS Fund will revise all its filings, for all series, when the Trustees are paid fees, and will insure that the Annual Fund Operating Expenses table in each prospectus includes all fees paid to Trustees.  Some language has been added to “Trustee Compensation” on page 11 of the SAI to clarify the possibility of paying compensation to the Trustees in the future.

With the changes referenced above, the Fund now believes that it has addressed all comments raised by the Staff that would be applicable to the Poland Large Cap Index Fund.  If you need any further information, please contact the undersigned.

Very truly yours,

STEVENS & LEE

/s/ Timothy F. Demers/

Timothy F. Demers